BONDS PAYABLE AND ACCRUED INTEREST (Details) (Short Term Bonds [Member], CNY)	Apr. 24, 2012	Jul. 11, 2011	Mar. 24, 2011	Jan. 14, 2011
Short Term Bonds [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount	300,000,000	400,000,000	300,000,000	300,000,000
Stated interest rate	6.30%	6.50%	5.60%	5.28%